Debt, Banking Arrangements, and Leases	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Debt, Banking Arrangements, and Leases [Text Block]
Note 14 – Debt, Banking Arrangements, and Leases
Long-Term Debt

	December 31,
	2016	2015
	(Millions)
Unsecured:
Transco:
6.4% Notes due 2016 (1)	$—	$200
6.05% Notes due 2018	250	250
7.08% Debentures due 2026	8	8
7.25% Debentures due 2026	200	200
7.85% Notes due 2026	1,000	—
5.4% Notes due 2041	375	375
4.45% Notes due 2042	400	400
Northwest Pipeline:
7% Notes due 2016	—	175
5.95% Notes due 2017	185	185
6.05% Notes due 2018	250	250
7.125% Debentures due 2025	85	85
WPZ:
7.25% Notes due 2017	600	600
5.25% Notes due 2020	1,500	1,500
4.125% Notes due 2020	600	600
4% Notes due 2021	500	500
3.6% Notes due 2022	1,250	1,250
3.35% Notes due 2022	750	750
6.125% Notes due 2022	750	750
4.5% Notes due 2023	600	600
4.875% Notes due 2023	1,400	1,400
4.3% Notes due 2024	1,000	1,000
4.875% Notes due 2024	750	750
3.9% Notes due 2025	750	750
4% Notes due 2025	750	750
6.3% Notes due 2040	1,250	1,250
5.8% Notes due 2043	400	400
5.4% Notes due 2044	500	500
4.9% Notes due 2045	500	500
5.1% Notes due 2045	1,000	1,000
Term Loan, variable interest rate, due 2018	850	850
Credit facility loans	—	1,310
WMB:
7.875% Notes due 2021	371	371
3.7% Notes due 2023	850	850
4.55% Notes due 2024	1,250	1,250
7.5% Debentures due 2031	339	339

	December 31,
	2016	2015
	(Millions)
7.75% Notes due 2031	252	252
8.75% Notes due 2032	445	445
5.75% Notes due 2044	650	650
Various — 5.5% to 10.25% Notes and Debentures due 2019 to 2033	55	55
Credit facility loans	775	650
Capital lease obligations	—	1
Debt issuance costs	(119)	(123)
Net unamortized debt premium (discount)	88	110
Total long-term debt, including current portion	23,409	23,988
Long-term debt due within one year	(785)	(176)
Long-term debt	$22,624	$23,812

___________

(1)	Presented as long-term debt at December 31, 2015, due to Transco’s intent and ability to refinance.
Certain of our debt agreements contain covenants that restrict or limit, among other things, our ability to create liens supporting indebtedness, sell assets, and incur additional debt. Default of these agreements could also restrict our ability to make certain distributions or repurchase equity.
The following table presents aggregate minimum maturities of long-term debt, excluding net unamortized debt premium (discount), debt issuance costs, and capital lease obligations, for each of the next five years:

December 31, 2016
(Millions)
2017	$785
2018	1,350
2019	32
2020	2,896
2021	871

Issuances and retirements
WPZ retired $600 million of 7.25 percent senior unsecured notes that matured on February 1, 2017.
Northwest Pipeline retired $175 million of 7 percent senior unsecured notes that matured on June 15, 2016.
Transco retired $200 million of 6.4 percent senior unsecured notes that matured on April 15, 2016.
On January 22, 2016, Transco issued $1 billion of 7.85 percent senior unsecured notes due 2026 to investors in a private debt placement. In January 2017, Transco completed an exchange of these notes for substantially identical new notes that are registered under the Securities Act of 1933, as amended. Transco used the net proceeds to repay debt and to fund capital expenditures.
In December 2015, WPZ borrowed $850 million on a variable interest rate loan with certain lenders due 2018. At December 31, 2016, the interest rate was 2.50 percent. WPZ used the proceeds for working capital, capital expenditures, and for general partnership purposes.
On April 15, 2015, WPZ paid $783 million, including a redemption premium, to early retire $750 million of 5.875 percent senior notes due 2021 with a carrying value of $797 million.
On March 3, 2015, WPZ completed a public offering of $1.25 billion of 3.6 percent senior unsecured notes due 2022, $750 million of 4 percent senior unsecured notes due 2025, and $1 billion of 5.1 percent senior unsecured notes due 2045. WPZ used the net proceeds to repay amounts outstanding under its commercial paper program and credit facility, to fund capital expenditures, and for general partnership purposes.
WPZ retired $750 million of 3.8 percent senior unsecured notes that matured on February 15, 2015.
Credit Facilities

	December 31, 2016
	Available	Outstanding
	(Millions)
WMB
Long-term credit facility	$1,500	$775
Letters of credit under certain bilateral bank agreements		13
WPZ
Long-term credit facility (1)	3,500	—
Letters of credit under certain bilateral bank agreements		1
________________

(1)
In managing our available liquidity, we do not expect a maximum outstanding amount in excess of the capacity of our credit facility inclusive of any outstanding amounts under our commercial paper program.

WMB long-term credit facility
On February 2, 2015, we entered into the Second Amended and Restated Credit Agreement. The aggregate commitments available remained at $1.5 billion, with up to an additional $500 million increase in aggregate commitments available under certain circumstances. The maturity date of the credit facility was extended to February 2, 2020. However, we may request up to two extensions of the maturity date each for an additional one year period to allow a maturity date as late as February 2, 2022, under certain circumstances. The agreement also allows for swing line loans up to an aggregate amount of $50 million, subject to available capacity under the credit facility, and the letters of credit up to $675 million.
The agreements governing the credit facilities contain the following terms and conditions:

•
Various covenants may limit, among other things, a borrower’s and its material subsidiaries’ ability to grant certain liens supporting indebtedness, merge or consolidate, sell all or substantially all of its assets, enter into certain affiliate transactions, make certain distributions during an event of default, make investments, and allow any material change in the nature of its business.

•
If an event of default with respect to a borrower occurs under its respective credit facility, the lenders will be able to terminate the commitments for the respective borrowers and accelerate the maturity of any loans of the defaulting borrower under the respective credit facility agreement and exercise other rights and remedies.

•
Each time funds are borrowed under our credit facility, the borrower may choose from two methods of calculating interest: a fluctuating base rate equal to the bank’s alternate base rate plus an applicable margin or a periodic fixed rate equal to LIBOR plus an applicable margin. The borrower is required to pay a commitment fee based on the unused portion of its respective credit facility. The applicable margin and the commitment fee are determined for us by reference to a pricing schedule based on our senior unsecured long-term debt ratings.

Significant financial covenants under the agreement require the ratio of debt to EBITDA (each as defined in the credit agreement) be no greater than 5 to 1, except for the fiscal quarter and the two following fiscal quarters in which one or more acquisitions has been executed, in which case the ratio of debt to EBITDA is to be no greater than 5.5 to 1.
We are in compliance with these financial covenants as measured at December 31, 2016.
As of February 20, 2017, $235 million is outstanding under our long-term credit facility.
WPZ long-term credit facilities
Prior to their merger both WPZ and ACMP had separate credit facilities that terminated on February 2, 2015.
On February 2, 2015, WPZ along with Transco, Northwest Pipeline, the lenders named therein, and an administrative agent entered into the Second Amended & Restated Credit Agreement with aggregate commitments available of $3.5 billion, with up to an additional $500 million increase in aggregate commitments available under certain circumstances. The maturity date of the credit facility is February 2, 2020. However, the co-borrowers may request up to two extensions of the maturity date each for an additional one year period to allow a maturity date as late as February 2, 2022, under certain circumstances. The agreement allows for swing line loans up to an aggregate amount of $150 million, subject to available capacity under the credit facility, and letters of credit commitments of $1.125 billion. Transco and Northwest Pipeline are each able to borrow up to $500 million under this credit facility to the extent not otherwise utilized by the other co-borrowers. On December 18, 2015, WPZ along with Transco, Northwest Pipeline, the lenders named therein and an administrative agent entered into the Amendment No. 1 to Second Amended & Restated Credit Agreement modifying the thresholds specified in the covenant related to the maximum ratio of WPZ’s debt to EBITDA.
The agreement governing this credit facility contains the following terms and conditions:

•
Various covenants may limit, among other things, a borrower’s and its material subsidiaries’ ability to grant certain liens supporting indebtedness, merge or consolidate, sell all or substantially all of its assets, enter into certain affiliate transactions, make certain distributions during an event of default, enter into certain restrictive agreements, and allow any material change in the nature of its business.

•
If an event of default with respect to a borrower occurs under the credit facility, the lenders will be able to terminate the commitments for all borrowers and accelerate the maturity of any loans of the defaulting borrower under the credit facility agreement and exercise other rights and remedies.

•
Other than swing line loans, each time funds are borrowed, the borrower must choose whether such borrowing will be an alternate base rate borrowing or a Eurodollar borrowing.  If such borrowing is an alternate base rate borrowing, interest is calculated on the basis of the greater of (a) the Prime Rate, (b) the Federal Funds Effective Rate plus one half of 1 percent and (c) a periodic fixed rate equal to the London Interbank Offered Rate (LIBOR) plus 1 percent, plus, in the case of each of (a), (b) and (c), an applicable margin. If the borrowing is a Eurodollar borrowing, interest is calculated on the basis of LIBOR for the relevant period plus an applicable margin.  Interest on swing line loans is calculated as the sum of the alternate base rate plus an applicable margin.  The borrower is required to pay a commitment fee based on the unused portion of the credit facility. The applicable margin and the commitment fee are determined for each borrower by reference to a pricing schedule based on such borrower’s senior unsecured long-term debt ratings.

Significant financial covenants under the agreement require the ratio of debt to EBITDA, each as defined in the credit facility, be no greater than:

•	5.75 to 1, for the quarters ending December 31, 2015, March 31, 2016 and June 30, 2016;

•	5.50 to 1, for the quarters ending September 30, 2016 and December 31, 2016;

•
5.00 to 1, for the quarter ending March 31, 2017 and each subsequent fiscal quarter, except for the fiscal quarter and the two following fiscal quarters in which one or more acquisitions has been executed, in which case the ratio of debt to EBITDA is to be no greater than 5.5 to 1.00.

The ratio of debt to capitalization (defined as net worth plus debt) must be no greater than 65 percent for each Transco and Northwest Pipeline. WPZ is in compliance with these financial covenants as measured at December 31, 2016.
As of February 20, 2017, there are no amounts outstanding under the long-term credit facility.
WPZ short-term credit facilities
On August 26, 2015, WPZ entered into a $1.0 billion short-term credit facility. On December 23, 2015, WPZ’s short-term credit facility capacity decreased to $150 million in conjunction with entering into the $850 million term loan. The $150 million short-term credit facility is no longer available as it expired August 24, 2016.
Commercial Paper Program
On February 2, 2015, WPZ amended and restated the commercial paper program for the ACMP Merger and to allow a maximum outstanding amount of unsecured commercial paper notes of $3 billion. The maturities of the commercial paper notes vary but may not exceed 397 days from the date of issuance. The commercial paper notes are sold under customary terms in the commercial paper market and are issued at a discount from par, or, alternatively, are sold at par and bear varying interest rates on a fixed or floating basis. Proceeds from these notes are used for general partnership purposes, including funding capital expenditures, working capital, and partnership distributions. We classify WPZ’s commercial paper outstanding in Current liabilities in the Consolidated Balance Sheet, as the outstanding notes at December 31, 2016 and December 31, 2015, have maturity dates less than three months from the date of issuance. At December 31, 2016, WPZ had $93 million in Commercial paper outstanding at a weighted-average interest rate of 1.06 percent and at December 31, 2015, WPZ had $499 million in Commercial paper outstanding at a weighted-average interest rate of 0.92 percent.
Cash Payments for Interest (Net of Amounts Capitalized)
Cash payments for interest (net of amounts capitalized) were $1.152 billion in 2016, $1.023 billion in 2015, and $681 million in 2014.
Restricted Net Assets of Subsidiaries
We have considered the guidance in the Securities and Exchange Commission’s Regulation S-X related to restricted net assets of subsidiaries. In accordance with Rule 4-08(e) of Regulation S-X, we have determined that certain net assets of our subsidiaries are considered restricted under this guidance and exceed 25 percent of our consolidated net assets. As of December 31, 2016, substantially all of these restricted net assets relate to the net assets of WPZ, which are technically considered restricted under this accounting rule due to terms within WPZ’s partnership agreement that govern the partnerships’ assets. Our interest in WPZ’s net assets that are considered to be restricted at December 31, 2016, was $13 billion.
Leases-Lessee
The future minimum annual rentals under noncancelable operating leases, are payable as follows:

December 31, 2016
(Millions)
2017	$62
2018	58
2019	51
2020	46
2021	35
Thereafter	90
Total	$342

Total rent expense was $64 million in 2016, $69 million in 2015, and $62 million in 2014 and primarily included in Operating and maintenance expenses and Selling, general, and administrative expenses in the Consolidated Statement of Operations.
Other
On January 25, 2017, WPZ announced that it will redeem all of its $750 million 6.125 percent senior notes due 2022 on February 23, 2017.